Portfolio of Investments – as of September 30, 2024 (Unaudited)
Natixis Gateway Quality Income ETF

Shares	Description	Value (†)
Common Stocks — 90.6% of Net Assets
	Aerospace & Defense — 0.1%
291	Lockheed Martin Corp.	$170,107
	Air Freight & Logistics — 0.7%
2,575	C.H. Robinson Worldwide, Inc.	284,203
3,100	Expeditors International of Washington, Inc.	407,340
824	United Parcel Service, Inc., Class B	112,344
		803,887
	Automobile Components — 0.1%
3,079	BorgWarner, Inc.	111,737
	Automobiles — 1.3%
6,017	Tesla, Inc.(a)	1,574,228
	Beverages — 0.1%
2,796	Monster Beverage Corp.(a)	145,867
	Biotechnology — 0.5%
3,486	Incyte Corp.(a)	230,425
377	Regeneron Pharmaceuticals, Inc.(a)	396,317
		626,742
	Broadline Retail — 3.2%
19,790	Amazon.com, Inc.(a)	3,687,471
	Building Products — 0.7%
2,644	A.O. Smith Corp.	237,510
2,695	Builders FirstSource, Inc.(a)	522,453
		759,963
	Capital Markets — 0.1%
682	MarketAxess Holdings, Inc.	174,728
	Chemicals — 0.2%
2,999	LyondellBasell Industries NV, Class A	287,604
	Commercial Services & Supplies — 1.6%
7,599	Cintas Corp.	1,564,482
6,184	Rollins, Inc.	312,787
		1,877,269
	Communications Equipment — 0.3%
794	Arista Networks, Inc.(a)	304,753
	Consumer Staples Distribution & Retail — 7.2%
2,756	Costco Wholesale Corp.	2,443,249
1,080	Dollar Tree, Inc.(a)	75,946
14,736	Kroger Co.	844,373
10,956	Sysco Corp.	855,225
10,001	Target Corp.	1,558,756
15,870	Walgreens Boots Alliance, Inc.	142,195
30,036	Walmart, Inc.	2,425,407
		8,345,151
	Distributors — 0.3%
845	Pool Corp.	318,396
	Electric Utilities — 0.2%
3,038	NRG Energy, Inc.	276,762
	Electrical Equipment — 0.5%
2,169	GE Vernova, Inc.(a)	553,052
	Electronic Equipment, Instruments & Components — 0.6%
1,899	CDW Corp.	429,744
2,646	Jabil, Inc.	317,070
		746,814
	Entertainment — 0.8%
3,140	Live Nation Entertainment, Inc.(a)	343,799
224	Netflix, Inc.(a)	158,876
1,119	Spotify Technology SA(a)	412,385
		915,060
Shares	Description	Value (†)
	Financial Services — 2.6%
5,155	Mastercard, Inc., Class A	$2,545,539
1,845	Visa, Inc., Class A	507,283
		3,052,822
	Food Products — 1.1%
10,885	Archer-Daniels-Midland Co.	650,270
3,124	Bunge Global SA	301,903
6,286	Tyson Foods, Inc., Class A	374,394
		1,326,567
	Ground Transportation — 0.9%
1,788	J.B. Hunt Transport Services, Inc.	308,126
3,917	Old Dominion Freight Line, Inc.	778,073
		1,086,199
	Health Care Equipment & Supplies — 1.6%
1,538	Align Technology, Inc.(a)	391,144
1,810	IDEXX Laboratories, Inc.(a)	914,448
2,132	ResMed, Inc.	520,464
		1,826,056
	Health Care Providers & Services — 6.8%
5,361	Cardinal Health, Inc.	592,498
3,644	Cencora, Inc.	820,192
11,749	Centene Corp.(a)	884,465
894	Cigna Group	309,717
16,864	CVS Health Corp.	1,060,408
1,294	Elevance Health, Inc.	672,880
2,645	Humana, Inc.	837,777
2,855	McKesson Corp.	1,411,569
1,289	Molina Healthcare, Inc.(a)	444,138
1,470	UnitedHealth Group, Inc.	859,480
		7,893,124
	Hotels, Restaurants & Leisure — 2.1%
474	Booking Holdings, Inc.	1,996,545
1,952	Chipotle Mexican Grill, Inc.(a)	112,474
775	Domino's Pizza, Inc.	333,359
		2,442,378
	Household Durables — 0.7%
1,002	Lennar Corp., Class A	187,855
64	NVR, Inc.(a)	627,955
		815,810
	Household Products — 2.2%
2,738	Clorox Co.	446,048
9,993	Colgate-Palmolive Co.	1,037,373
7,400	Kimberly-Clark Corp.	1,052,872
		2,536,293
	Industrial Conglomerates — 0.3%
2,486	3M Co.	339,836
	Insurance — 0.4%
887	Progressive Corp.	225,085
2,264	Prudential Financial, Inc.	274,171
		499,256
	Interactive Media & Services — 7.4%
29,500	Alphabet, Inc., Class A	4,892,575
6,576	Meta Platforms, Inc., Class A	3,764,365
		8,656,940
	IT Services — 2.5%
5,551	Accenture PLC, Class A	1,962,167
4,411	Cognizant Technology Solutions Corp., Class A	340,441
1,274	EPAM Systems, Inc.(a)	253,564
1,655	VeriSign, Inc.(a)	314,384
		2,870,556

Shares	Description	Value (†)
	Life Sciences Tools & Services — 0.6%
145	Mettler-Toledo International, Inc.(a)	$217,457
1,475	West Pharmaceutical Services, Inc.	442,736
		660,193
	Machinery — 1.7%
1,243	Cummins, Inc.	402,471
5,979	Illinois Tool Works, Inc.	1,566,917
		1,969,388
	Metals & Mining — 0.9%
3,931	Nucor Corp.	590,986
3,248	Steel Dynamics, Inc.	409,508
		1,000,494
	Oil, Gas & Consumable Fuels — 4.2%
13,911	Devon Energy Corp.	544,198
11,007	EOG Resources, Inc.	1,353,091
5,606	Marathon Petroleum Corp.	913,273
8,798	Phillips 66	1,156,497
7,198	Valero Energy Corp.	971,946
		4,939,005
	Passenger Airlines — 0.3%
11,825	Southwest Airlines Co.	350,375
	Pharmaceuticals — 2.5%
1,036	Eli Lilly & Co.	917,834
3,428	Johnson & Johnson	555,542
11,004	Merck & Co., Inc.	1,249,614
885	Zoetis, Inc.	172,911
		2,895,901
	Professional Services — 0.5%
1,055	Paycom Software, Inc.	175,731
1,448	Verisk Analytics, Inc.	388,006
		563,737
	Semiconductors & Semiconductor Equipment — 9.2%
5,638	Applied Materials, Inc.	1,139,158
608	Lam Research Corp.	496,176
505	Monolithic Power Systems, Inc.	466,872
66,204	NVIDIA Corp.	8,039,814
2,696	QUALCOMM, Inc.	458,455
948	Teradyne, Inc.	126,966
		10,727,441
	Software — 8.6%
2,414	Adobe, Inc.(a)	1,249,921
2,510	Cadence Design Systems, Inc.(a)	680,285
570	CrowdStrike Holdings, Inc., Class A(a)	159,868
16,420	Microsoft Corp.	7,065,526
373	Palo Alto Networks, Inc.(a)	127,491
664	ServiceNow, Inc.(a)	593,875
233	Synopsys, Inc.(a)	117,989
		9,994,955
	Specialty Retail — 4.0%
4,241	Best Buy Co., Inc.	438,095
Shares	Description	Value (†)
	Specialty Retail — continued
6,348	Home Depot, Inc.	$2,572,210
10,835	TJX Cos., Inc.	1,273,546
1,057	Ulta Beauty, Inc.(a)	411,300
		4,695,151
	Technology Hardware, Storage & Peripherals — 7.7%
38,610	Apple, Inc.	8,996,130
	Textiles, Apparel & Luxury Goods — 1.7%
3,412	Deckers Outdoor Corp.(a)	544,043
2,525	Lululemon Athletica, Inc.(a)	685,159
8,957	NIKE, Inc., Class B	791,799
		2,021,001
	Trading Companies & Distributors — 1.6%
12,610	Fastenal Co.	900,606
954	W.W. Grainger, Inc.	991,025
		1,891,631
	Total Common Stocks (Identified Cost $96,085,212)	105,730,830

Principal Amount
Equity-Linked Notes — 8.8%
$2,137,804	UBS AG, (S&P 500 Index), 74.200%, 10/04/2024(b)	1,998,061
2,978,572	BNP Paribas Issuance BV, (S&P 500 Index), 94.700%, 10/18/2024(b)	2,557,214
2,436,495	GS Finance Corp., (S&P 500 Index), 71.510%, 11/01/2024(b)	2,407,329
2,089,936	Royal Bank of Canada, (S&P 500 Index), 90.470%, 10/11/2024(b)	1,827,044
1,470,625	Royal Bank of Canada, (S&P 500 Index), 84.530%, 10/25/2024(b)	1,393,262
	Total Equity-Linked Notes (Identified Cost $11,113,432)	10,182,910

Short-Term Investments — 0.1%
124,692	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2024 at 3.000% to be repurchased at $124,702 on 10/01/2024 collateralized by $127,400 U.S. Treasury Note, 3.500% due 9/30/2026 valued at $127,326 including accrued interest(c) (Identified Cost $124,692)	124,692
	Total Investments — 99.5% (Identified Cost $107,323,336)	116,038,432
	Other assets less liabilities — 0.5%	639,775
	Net Assets — 100.0%	$116,678,207

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Equity-linked notes are priced by an approved third-party or affiliated pricing service or at an evaluated price provided by a counterparty or broker-dealer. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the value of Rule 144A holdings amounted to
$10,182,910 or 8.8% of net assets.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$105,730,830	$ —	$ —	$105,730,830
Equity-Linked Notes	—	10,182,910	—	10,182,910
Short-Term Investments	—	124,692	—	124,692
Total Investments	$105,730,830	$10,307,602	$—	$116,038,432

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2024 (Unaudited)
Semiconductors & Semiconductor Equipment	9.2%
Software	8.6
Technology Hardware, Storage & Peripherals	7.7
Interactive Media & Services	7.4
Consumer Staples Distribution & Retail	7.2
Health Care Providers & Services	6.8
Oil, Gas & Consumable Fuels	4.2
Specialty Retail	4.0
Broadline Retail	3.2
Financial Services	2.6
Pharmaceuticals	2.5
IT Services	2.5
Household Products	2.2
Hotels, Restaurants & Leisure	2.1
Other Investments, less than 2% each	20.4
Equity-Linked Notes	8.8
Short-Term Investments	0.1
Total Investments	99.5
Other assets less liabilities	0.5
Net Assets	100.0%